31-Dec-2012
Principal Note
Payment Factor
0.00 0.000000
54,640,699.74 0.708148
0.00 1.000000
0.00 1.000000
54,640,699.74
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No. 10
Collection Period (from... to) 1-Dec-2012 31-Dec-2012
Determination Date 11-Jan-2013
Record Date 14-Jan-2013
Payment Date 15-Jan-2013
Interest Period of the Class A-1 Notes (from... to) 17-Dec-2012 15-Jan-2013 Actual/360 Days 29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Dec-2012 15-Jan-2013 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 405,174,149.79 350,533,450.05 110.385252
Class A-3 Notes
489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
995,438,149.79
940,797,450.05
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
1,301,013,975.18
1,246,373,275.44
present value of lease payments
697,529,576.24 383,351,211.92 351,988,997.58
present value of Base Residual Value 1,000,113,898.17 917,662,763.26 894,384,277.86
Amount Percentage
Initial Overcollateralization Amount
267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount
305,575,825.39 18.00%
Interest Rate Interest Payment per $1000 Face Amount
Class A-1 Notes 0.343780% 0.00 0.000000 0.00 0.000000
$1000 Face Amount Payment
Class A-2 Notes 0.660000% 222,845.78 0.450193 54,863,545.52 110.835445
Class A-3 Notes 0.880000% 358,600.00 0.733333 358,600.00 0.733333
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
671,739.51
$55,312,439.25
Interest & Principal Payment Interest & Principal
Shortfall
Available Funds
Distributions
Lease Payments Received 30,499,739.17 (1) Total Servicing Fee 1,084,178.31
Nonrecoverable Advances to the Servicer 0.00
Net Sales Proceeds-scheduled terminations 6,099,984.78 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Excess wear and tear included in Net Sales Proceeds 15,491.01 (3) Interest Distributable Amount Class A Notes 671,739.51
Excess mileage included in Net Sales Proceeds 109,933.86 (4) Priority Principal Distribution Amount 0.00
0.00
Subtotal
67,949,156.80 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 54,640,699.74
0.00
Total Distribution
67,951,871.79
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings 2,714.99 (8) Total Trustee Fees [not previously paid under (2)]
Total Available Funds
67,951,871.79
Distribution Detail
Amount Paid Amount Due
Total Available Collections
67,951,871.79 (9) Excess Collections to Certificateholders 11,555,254.23
Reserve Account Draw Amount
Total Servicing Fee 1,084,178.31 1,084,178.31 0.00
Total Trustee Fee
0.00
Monthly Interest Distributable Amount 671,739.51 671,739.51 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 222,845.78 222,845.78 0.00
thereof on Class A-3 Notes 358,600.00 358,600.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 671,739.51 671,739.51 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 54,640,699.74 54,640,699.74 0.00
Principal Distribution Amount 54,640,699.74 54,640,699.74 0.00
0.00
Net Sales Proceeds-early terminations (including Defaulted Leases) 31,349,432.85
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 327.41
minus Net Investment Earnings 327.41
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 327.41
Net Investment Earnings on the Exchange Note
Collection Account
2,387.58
Investment Earnings for the Collection Period
2,714.99
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 1,301,013,975.18 39,256
Principal portion of lease payments
22,635,711.98
Terminations- Early 21,068,406.42
Terminations- Scheduled 4,961,892.08
Repurchase Payment (excluding interest) 0.00
Gross Losses 5,974,689.26
Securitization Value end of Collection Period 1,246,373,275.44 38,092
Pool Factor
73.42%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.63%
Weighted Average Remaining Term (months) 25.04 15.62
Weighted Average Seasoning (months) 12.37 21.67
Aggregate Base Residual Value 1,139,551,610.25 967,863,869.88
Cumulative Turn-in Ratio 72.56%
Proportion of base prepayment assumption realized life to date
106.93%
Actual lifetime prepayment speed 0.73%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current
1,240,678,640.36 37,935 99.54%
31-60 Days Delinquent 4,546,295.96 123 0.36%
61-90 Days Delinquent 810,052.69 24 0.06%
91-120 Days Delinquent 338,286.43 10 0.03%
Total 1,246,373,275.44 38,092 100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 5,216,292.82
Less Liquidation Proceeds 5,788,032.05
Current
Securitization Value of Liquidated Leases BOP 26,788,694.94
Less Recoveries 211,373.43
Current Net Credit Loss / (Gain) (783,112.66)
Cumulative Net Credit Loss / (Gain)
(929,352.06)
Less sales proceeds and other payments received during
Collection Period
32,068,004.97
Current Residual Loss / (Gain) (5,279,310.03)
Cumulative Residual Loss / (Gain)
(35,345,369.44)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.055%)
Residual Loss
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(2.082%)